Deposits	12 Months Ended
Dec. 31, 2016
Deposits
Deposits
(7)    Deposits
The scheduled maturities of total time deposits as of the years ended December 31, 2016 and 2015 were as follows:
(in thousands)	2016	2015
Due within:
One year	$217,970	$201,418
Two years	50,330	56,026
Three years	24,807	29,030
Four years	6,363	6,022
Five years	6,490	5,586
Thereafter	0	0
Total	$305,960	$298,082

At December 31, 2016 and 2015, the Company had certificates and other time deposits in denominations of  $100,000 or more with maturities as follows:
(in thousands)	2016	2015
Due within:
Three months or less	$50,270	$39,122
Over three months through six months	34,500	30,704
Over six months through twelve months	40,249	30,432
Over twelve months	27,237	31,986
Total	$152,256	$132,244

Total time deposits of more than $250,000 totaled $72.2 million and $56.4 million at December 31, 2016 and 2015, respectively.
The Federal Reserve Bank required the Bank to maintain cash or balances of  $1.6 million at December 31, 2016 and 2015 to satisfy reserve requirements. Average compensating balances held at correspondent banks were $570,000 and $865,000 at December 31, 2016 and 2015, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.